Financial instruments - fair values and risk management - Credit risk (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) debtor	Dec. 31, 2021 USD ($) debtor	Dec. 31, 2020 USD ($) debtor	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Loans receivables	$ 14,806	$ 123	$ 8
Trade receivables	42,481	41,675	30,720
Cash and cash equivalents	91,378	142,802	84,557	$ 17,565	$ 3,073
Impairment allowance	$ 0	$ 0	$ 0
Trade and other receivables | Credit risk | Customer concentration risk | Largest Debtor
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Risk concentration	39.00%	30.00%	28.00%
Trade and other receivables | Credit risk | Customer concentration risk | 3 largest debtors
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Risk concentration	68.00%	74.00%	73.00%
Number of largest debtors | debtor	3	3	3
Trade receivables | Credit risk
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Term of payments	3 months	3 months
Previously reported
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Loans receivables			$ 8
Trade receivables			30,909
Cash and cash equivalents			$ 84,557